Note E - Deposits (Details) - Interest-Bearing Deposits (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Interest-Bearing Deposits [Abstract]
NOW accounts	$ 106,342	$ 106,581
Savings and Money Market	200,237	197,062
Time:
In denominations under $100,000	96,431	110,002
In denominations of $100,000 or more	76,044	101,893
Total time deposits	172,475	211,895
Total interest-bearing deposits	$ 479,054	$ 515,538